UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
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Check here if Amendment []: Amendment Number:
                                               ---------

           This Amendment (Check only one):   [ ] is a restatement
                                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Brevan Howard Capital Management LP
Address:   4th Floor, One Esplanade
           St Helier, Jersey, JE2 3QA, Channel Islands




Form 13F File Number: 028-14379
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Harris
Title:  Authorized Signatory
Phone:  +44 1534 605 406

Signature, Place and Date of Signing:

   /s/ Paul Harris                  St Helier, Jersey         November 14, 2011
-------------------------------  ----------------------       -----------------
      [Signature]                      [City, State]                [Date]

*NOTE: THE INVESTMENT MANAGER FILING THIS REPORT IS DEEMED TO HAVE INVESTMENT DISCRETION WITH RESPECT TO SECURITIES OVER WHICH BREVAN HOWARD INVESTMENT PRODUCTS LIMITED ("BHIPL"), A SUBSIDIARY OF THE INVESTMENT MANAGER,
EXERCISES INVESTMENT DISCRETION AS A RESULT OF THE INVESTMENT MANAGER HAVING CONTROL OVER BHIPL. THE INVESTMENT MANAGER, HOWEVER, DOES NOT HAVE CONTROL OVER BREVAN HOWARD ASSET MANAGEMENT LLP (UK) ("BHAM") AND, THEREFORE, IS NOT INCLUDING ANY POSITIONS OVER WHICH BHAM EXERCISES INVESTMENT DISCRETION. BHAM HAS THUS FILED A SEPARATE FORM 13F REPORTING SECURITIES OVER WHICH IT HAS INVESTMENT DISCRETION.

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
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Form 13F Information Table Entry Total:          13
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Form 13F Information Table Value Total:     $132,201
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                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.   Form 13F File Number    Name

1     028-14381               Brevan Howard Investment Products Limited




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
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                                                  BREVAN HOWARD CAPITAL MANAGEMENT LP
                                                      FORM 13F INFORMATION TABLE
                                                   Quarter Ended September 30, 2011


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                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------------------------------------------------------------------------------------------------------
BARRICK GOLD CORP            COM            067901108    5,365   115,000 SH       DEFINED    1          115,000
CISCO SYS INC                COM            17275R102    4,650   300,000 SH       DEFINED    1          300,000
GOOGLE INC                   CL A           38259P508    6,077    11,800 SH       DEFINED    1           11,800
HEWLETT PACKARD CO           COM            428236103    7,296   325,000 SH       DEFINED    1          325,000
ISHARES TR                   MSCI EMERG MKT 464287234    4,196   119,566 SH       DEFINED    1          119,566
ORACLE CORP                  COM            68389X105    3,736   130,000 SH       DEFINED    1          130,000
SELECT SECTOR SPDR TR        SBI INT-FINL   81369Y605   11,810 1,000,000 SH  PUT  DEFINED    1        1,000,000
SPDR GOLD TRUST              GOLD SHS       78463V107    4,742    30,000 SH       DEFINED    1           30,000
SPDR S&P 500 ETF TR          TR UNIT        78462F103   56,575   500,000 SH       DEFINED    1          500,000
SPDR SERIES TRUST            S&P RETAIL ETF 78464A714   18,488   400,000 SH  PUT  DEFINED    1          400,000
TECK RESOURCES LTD           CL B           878742204    2,189    75,000 SH       DEFINED    1           75,000
TEVA PHARMACEUTICAL INDS LTD ADR            881624209    1,720    46,200 SH       DEFINED    1           46,200
VIRGIN MEDIA INC             COM            92769L101    5,357   220,000 SH       DEFINED    1          220,000